Commitments and Contingencies - Rental Expenses and Sub-Lease Income (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Operating Leased Assets [Line Items]
The total minimum lease expense during the year recognized in the consolidated statements of income	₨ 32,390.6	$ 345.2	₨ 27,720.1	₨ 23,245.5